RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Schedule of related party transactions

	For the year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Product sales to Hongen Kindergartens	1,624	1,326	2,157	338
Rental and property management services from Perfect World Group(1)	240	240	26,463	4,153
Research and development outsourcing, administrative, IP licensing and other services from Perfect World Group	2,059	1,303	3,979	624
Research and development outsourcing services from Hongen Kindergartens	—	381	459	72
Assets transferred to Perfect World Group(2)	—	8,405	429	67
Proceeds of loans from shareholders(3)	2,000	—	—	—
Repayments of loans from shareholders(3)	12,000	—	—	—
Repayments of loans from Shihezi Happy Forever(4)	51,819	—	—	—

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Amounts due from related parties, current:
Perfect World Group entities(5)	—	2,799	439
Hongen Education	322	46	7
	322	2,845	446
Amounts due from related parties, non-current:
Perfect World Group entities(5)	—	4,223	663
	—	4,223	663
Amounts due to related parties:
Hongen Education	127	—	—
Perfect World Group entities(1)	358	8,853	1,389
	485	8,853	1,389
Operating lease right-of-use assets leased from:
Perfect World Group entities(1)	174	32,944	5,170
	174	32,944	5,170
Current operating lease liabilities arising from offices leased from:
Perfect World Group entities(1)	174	23,270	3,652
	174	23,270	3,652
Non-current operating lease liabilities arising from offices leased from:
Perfect World Group entities(1)	—	5,501	863
	—	5,501	863